Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 11,520	$ 10,830	$ 22,976	$ 21,632
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,836	4,506	9,825	9,001
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,688	1,759	3,422	3,739
U.S.
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	3,987	3,535	7,705	6,937
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 1,009	$ 1,030	$ 2,024	$ 1,955